Contingent Transactions	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Contingent Transactions
4	CONTINGENT TRANSACTIONS
In order to meet specific financial needs of customers, the Bank’s credit policy also includes, among others, the granting of guarantees, securities, bonds, letters of credit and documentary credits. The Bank is also exposed to overdrafts and unused agreed credits on credit cards of the Bank. Since they imply a contingent obligation for the Bank, they expose the Bank to credit risks other than those recognized in the statement of financial position and therefore, they are an integral part of the total risk of the Bank.
As of December 31, 2022 and 2021, the Bank maintains the following maximum exposures to credit risk related to this type of transactions:

Composition	12/31/2022	12/31/2021
Undrawn commitments of credit cards and checking accounts	668,911,187	432,278,523
Guarantees granted	7,208,822	4,424,104
Overdraft and unused agreed commitments	613,294	1,699,653

Subtotal	676,733,303	438,402,280

Less: Allowance for ECL	(771,821)	(687,783)

Total	675,961,482	437,714,497

Disclosures related to the allowance for ECL are detailed in item 9.5 of note 9 “Loss allowance for expected credit losses on credit exposures not measured at fair value through profit or loss”.
Risks related to the contingent transactions described above have been evaluated and are controlled within the framework of the Bank’s credit risk policy, as described in note 52.